Dividends on Ordinary Capital - Summary of Dividends on Ordinary Capital (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year		€ (4,300)	€ (4,223)	€ (4,081)
Unilever PLC [member]
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year		(1,911)	(1,871)	(1,819)
Unilever N.V. [member]
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	[1]	€ (2,389)	€ (2,352)	€ (2,262)

[1]	Amount relates to NV dividends paid prior to Unification.